(MSIFT Mid Cap Growth Portfolio) | (MSIFT Mid Cap Growth Portfolio)
 Objective
The Mid Cap Growth Portfolio (the "Fund") seeks long-term capital growth.
 Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange of Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 16 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

 Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (MSIFT Mid Cap Growth Portfolio)	Class I	Class A		Class L	Class C		Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none	1.00%	[2]	none
[1]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Fund Shares" for further information about the CDSC waiver categories.
[2]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.

 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (MSIFT Mid Cap Growth Portfolio)		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.22%	0.27%	0.26%	2.19%	0.16%
Total Annual Fund Operating Expenses	[1]	0.72%	1.02%	1.51%	3.69%	0.66%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	1.79%	none
Total Operating Expenses After Fee Waiver and/ or Expense Reimbursement	[1]	0.72%	1.02%	1.51%	1.90%	0.66%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.65% for Class L, 1.90% for Class C and 0.73% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

 Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (MSIFT Mid Cap Growth Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	74	230	401	894
Class A	624	833	1,059	1,707
Class L	154	477	824	1,802
Class C	293	964	1,755	3,825
Class IS	67	211	368	822

If You HELD Your Shares
Expense Example, No Redemption - (MSIFT Mid Cap Growth Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	74	230	401	894
Class A	624	833	1,059	1,707
Class L	154	477	824	1,802
Class C	193	964	1,755	3,825
Class IS	67	211	368	822

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however you would be notified upon 60 days' notice in writing of any changes. The Fund's Adviser seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2018 was between $262 million and $33.4 billion. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.
The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.
The Fund may invest up to 25% of its total assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

 Principal Risks
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
  Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

 Annual Total Returns—Calendar Years

High Quarter	06/30/09	26.71%
Low Quarter	09/30/11	-19.21%

Average Annual Total Returns (for the calendar periods ended December 31, 2018)
Average Annual Total Returns - (MSIFT Mid Cap Growth Portfolio) -		Past One Year	Past Five Years	Past ten Years	Since Inception		Inception Date
Class I		12.14%	5.24%	14.51%	11.96%		Mar. 30, 1990
Class I | Return After Taxes on Distributions	[1]	6.96%	(0.54%)	10.98%	9.34%
Class I | Return After Taxes on Distributions and Sale of Fund Shares		10.79%	3.19%	11.68%	9.55%
Class A		5.93%	3.81%	13.59%	9.21%		Jan. 31, 1997
Class L		11.38%	4.35%		9.28%		Jun. 14, 2012
Class C		9.96%			12.81%		May 31, 2017
Class IS		12.23%	5.34%		6.93%		Sep. 13, 2013
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	(4.75%)	7.42%	15.12%	10.02%	[3]
Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)	[4]	(3.53%)	6.64%	13.74%	9.52%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap®Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of Class I.
[4]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.